Intangible assets (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset	$ 426,579	$ 412,918	$ 413,766
Goodwill [Memeber] | Aerogal [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset	32,979	32,979
Goodwill [Memeber] | Grupo Taca Holdings Limited [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset	234,779	234,779
Goodwill [Memeber] | Tampa Cargo S.A.S. [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset	40,276	40,276
Routes [Member] | Aerogal [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset		15,244
Routes [Member] | Grupo Taca Holdings Limited [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset
Routes [Member] | Tampa Cargo S.A.S. [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset	23,463	23,463
Trade-marks [Member] | Aerogal [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset
Trade-marks [Member] | Grupo Taca Holdings Limited [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset
Trade-marks [Member] | Tampa Cargo S.A.S. [Member]
Disclosure of information for cash-generating units [line items]
Goodwill and intangible asset	$ 3,938	$ 3,938